INVESTMENT IN JOINT VENTURES (Summary of Financial Information) (Details) (USD $) In Thousands, unless otherwise specified				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2013 Shanghai Zapple [Member]	Dec. 31, 2012 Shanghai Zapple [Member]	Jun. 30, 2013 ZAP Hangzhou [Member]	Dec. 31, 2012 ZAP Hangzhou [Member]
Subsidiary or Equity Method Investee [Line Items]
Assets	$ 117,073	$ 115,964	$ 127,078		$ 1,472	$ 1,300	$ 1,682
Liabilities	97,453	87,017			867	16	118
Revenues						$ 81	$ 922